Restrictions on Cash and Due from Banks (Detail) - USD ($) $ in Thousands	Mar. 31, 2015	Sep. 30, 2014	Sep. 30, 2013
Cash and Cash Equivalents [Abstract]
Reserve balances	$ 40,200	$ 50,400	$ 52,660